Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2016 and 2017:

	Fair Value Measurements at December 31, 2016 Using
	Level 1	Level 2	Level 3

	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$13,055	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	5,140	-
Money market fund	5,017	-	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	324	-
Total	$18,072	5,464	-
Liabilities:
Short-term debt	$-	138,000	-
Total	$-	138,000	-

	Fair Value Measurements at December 31, 2017 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$22,559	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	10,358	-
Money market fund	521	-	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	470	-
Total	$23,080	10,828	-

	Fair Value Measurements at December 31, 2017 Using
	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Short-term debt	$-	147,000	-
Total	$-	147,000	-